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                   SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION
                                     ("SAI")


                      LIBERTY MIDCAP GROWTH FUND CLASS A,B,C AND Z
                       LIBERTY CAPITAL OPPORTUNITIES FUND CLASS A
                              LIBERTY FOCUS FUND CLASS A
                    LIBERTY SMALL COMPANY GROWTH FUND CLASS A



The section of the SAI entitled "INVESTMENT ADVISORY and OTHER SERVICES" is supplemented as follows:

On November 1, 2000, Liberty Financial announced that it had retained CS First Boston to help it explore strategic alternatives, including the possible sale of Liberty Financial.





                                                              November 1, 2000




G-35/802D-1100